Stream, Royalty and Other Interests - Carrying Amount Related to Stream, Royalty and Other Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	$ 35,704	$ 33,124
Impairment of stream, royalty and other interests	408	8,877
Carrying Amount	473,651	356,612
Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	720,978	717,452
Net Additions (disposals)	152,705	3,526
Ending Cost	873,683	720,978
Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	364,366	321,919
Depletion	35,258	33,124
Depletion in Ending Inventory	0	446
Impairment of stream, royalty and other interests	408	8,877
Ending	400,032	364,366
Diavik [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Impairment of stream, royalty and other interests		7,900
Other [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	92,071	87,575
Other [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	257,994	254,544
Net Additions (disposals)	7,326	3,450
Ending Cost	265,320	257,994
Other [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	170,419	167,011
Depletion	2,422	2,393
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	408	1,015
Ending	173,249	170,419
BRAZIL | Aurizona [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	8,224	9,039
BRAZIL | Aurizona [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	11,091	11,091
Net Additions (disposals)	0	0
Ending Cost	11,091	11,091
BRAZIL | Aurizona [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	2,052	985
Depletion	815	1,067
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	2,867	2,052
BRAZIL | Chapada Mine [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	49,709	52,672
BRAZIL | Chapada Mine [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	69,554	69,554
Net Additions (disposals)	0	0
Ending Cost	69,554	69,554
BRAZIL | Chapada Mine [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	16,882	13,968
Depletion	2,963	2,914
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	19,845	16,882
BRAZIL | Vale Royalties [Member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	116,343
BRAZIL | Vale Royalties [Member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	117,787
Ending Cost	117,787	0
BRAZIL | Vale Royalties [Member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	1,444
Depletion in Ending Inventory	0
Impairment of stream, royalty and other interests	0
Ending	1,444	0
CANADA | Black Fox [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	5,504	7,391
CANADA | Black Fox [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	37,817	37,817
Net Additions (disposals)	1	0
Ending Cost	37,818	37,817
CANADA | Black Fox [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	30,426	29,412
Depletion	1,888	1,014
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	32,314	30,426
CANADA | Bracemac Mcleod [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	366	1,911
CANADA | Bracemac Mcleod [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	21,495	21,495
Net Additions (disposals)	0	0
Ending Cost	21,495	21,495
CANADA | Bracemac Mcleod [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	19,584	18,099
Depletion	1,545	1,485
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	21,129	19,584
CANADA | Diavik [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	6,542	9,914
CANADA | Diavik [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	53,134	53,111
Net Additions (disposals)	0	23
Ending Cost	53,134	53,134
CANADA | Diavik [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	43,220	33,273
Depletion	3,372	2,085
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	7,862
Ending	46,592	43,220
ECUADOR | Fruta del Norte [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	29,674	31,977
ECUADOR | Fruta del Norte [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	33,267	33,259
Net Additions (disposals)	1	8
Ending Cost	33,268	33,267
ECUADOR | Fruta del Norte [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	1,290	34
Depletion	2,304	1,256
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	3,594	1,290
TURKEY | Hod Maden [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	5,818	5,818
TURKEY | Hod Maden [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	5,818	5,818
Net Additions (disposals)	0	0
Ending Cost	5,818	5,818
TURKEY | Hod Maden [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	0	0
BURKINA FASO | Hounde [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	31,179	32,789
BURKINA FASO | Hounde [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	45,120	45,101
Net Additions (disposals)	0	19
Ending Cost	45,120	45,120
BURKINA FASO | Hounde [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	12,331	8,515
Depletion	1,610	3,816
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	13,941	12,331
BURKINA FASO | Karma [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	7,263	8,849
BURKINA FASO | Karma [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	26,289	26,289
Net Additions (disposals)	0	0
Ending Cost	26,289	26,289
BURKINA FASO | Karma [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	17,440	13,248
Depletion	1,586	3,843
Depletion in Ending Inventory	0	349
Impairment of stream, royalty and other interests	0	0
Ending	19,026	17,440
MONGOLIA | Hugo North Extension and Heruga [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	35,352	35,352
MONGOLIA | Hugo North Extension and Heruga [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	35,352	35,351
Net Additions (disposals)	0	1
Ending Cost	35,352	35,352
MONGOLIA | Hugo North Extension and Heruga [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	0	0
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	0	0
UNITED STATES | Relief Canyon [Member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	18,910	23,534
UNITED STATES | Relief Canyon [Member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	26,441	26,416
Net Additions (disposals)	0	25
Ending Cost	26,441	26,441
UNITED STATES | Relief Canyon [Member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	2,907	0
Depletion	4,624	2,820
Depletion in Ending Inventory	0	87
Impairment of stream, royalty and other interests	0	0
Ending	7,531	2,907
MEXICO | Santa Elena [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	1,152	1,422
MEXICO | Santa Elena [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	23,354	23,354
Net Additions (disposals)	0	0
Ending Cost	23,354	23,354
MEXICO | Santa Elena [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	21,932	21,610
Depletion	270	312
Depletion in Ending Inventory	0	10
Impairment of stream, royalty and other interests	0	0
Ending	22,202	21,932
ARGENTINA | Yamana Silver Stream [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	37,954	48,369
ARGENTINA | Yamana Silver Stream [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	74,252	74,252
Net Additions (disposals)	0	0
Ending Cost	74,252	74,252
ARGENTINA | Yamana Silver Stream [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	25,883	15,764
Depletion	10,415	10,119
Depletion in Ending Inventory	0	0
Impairment of stream, royalty and other interests	0	0
Ending	36,298	25,883
FIJI | Vatukoula [Member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	27,590
FIJI | Vatukoula [Member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	27,590
Ending Cost	27,590	0
FIJI | Vatukoula [Member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	0
Depletion in Ending Inventory	0
Impairment of stream, royalty and other interests	0
Ending	$ 0	$ 0